UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811-05360

                       OPPENHEIMER MAIN STREET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                            (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2002 - August 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION


How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., Of the Fund's performance during its fiscal year ended august 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. For the 12-month period ended August 31, 2003, Oppenheimer Main Street Fund produced a total return of 6.93% for its Class A shares (without sales charge). In comparison, the Fund's benchmark, the S&P 500 Index, produced a 12.06% total return for the same period.
   It is important to understand that the Fund is not managed according to our subjective view of market trends, industry conditions or macroeconomic forces. Instead, we base our investment decisions on the disciplined application of quantitative models combined with the judgment of experienced portfolio managers. Our bottom-up, multi-factor quantitative models help us identify the stocks that, in our view, are most likely to outperform the market.
   With that said, the primary reason for the Fund's lagging relative performance in the past 12 months was its emphasis on higher-quality stocks at a time when more speculative shares led the market. After the prolonged bear market of 2000-2003, investors apparently favored stocks that had been severely beaten down during the decline, regardless of their business fundamentals. In contrast, our stock scoring system assigned higher rankings based on factors that have driven stocks higher in the past, including better profitability, lower valuations and average to below-average measures of price volatility. Although our stock scoring system was slow to adjust to the early stages of the market's recovery, the Fund participated by remaining fully invested.
   For some time now, our quantitative models have assigned higher rankings to small- and mid-cap stocks than they have to mega-caps. Indeed, the reporting period's market rallies were led by smaller stocks, and the Fund benefited from its exposure to small-cap stocks, mid-cap stocks and stocks at the lower end of the large-cap range. This helped offset some of the lagging relative performance that resulted from our security selection strategy.
   In addition, the Fund remained very broadly diversified, holding 423 stocks as of August 31, 2003. During the reporting period, no stock was overweighted on average by more than 0.70% relative to the Fund's benchmark. This risk-management strategy is designed to help prevent disappointments in any single stock from having a disproportionate effect on the overall portfolio. In addition, because a broadly diversified portfolio enables us to trade stocks in "baskets" containing shares of many different companies, we believe that our diversification strategy helps minimize the potentially eroding effects of transaction costs on performance.





                        5 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION


   Toward the end of the reporting period, our statistical models began to suggest that higher-quality stocks are more attractive than lower-quality stocks. Accordingly, we increased the Fund's exposure to higher-quality stocks, and in August 2003, the Fund's average quality rating exceeded that of the S&P 500 Index by 13% and was at the highest point relative to the benchmark since the current management team assumed responsibility for the Fund on March 31, 1998. Similarly, our models began to suggest that the margin of outperformance among smaller stocks was likely to wane, and the Fund's weighted average market capitalization increased to $76.5 billion in August 2003, its highest level relative to the S&P 500 Index since November 2000. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2003. In the case of Class A shares, performance is measured over a ten-year period; in the case of Class B shares, from the inception of the Class on October 3, 1994; in the case of Class C shares, from the inception of the Class on December 1, 1993; and in the case of Class Y shares, from the inception of the Class on November 1, 1996. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The graphs reflect the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C, and Class N shares and reinvestment of all dividends and capital distributions.
   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index. The S&P 500 Index is a broad based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction cost, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the S&P 500 Index, which tend to be securities of larger, well-capitalized companies.


                        6 | OPPENHEIMER MAIN STREET FUND

[LINE CHART]
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments In:

                         Oppenheimer Main Street
                              Fund (Class A)          S&P 500 Index
06/30/1993                        9,425                  10,000
09/30/1993                       10,772                  10,258
12/31/1993                       11,398                  10,495
03/31/1994                       11,370                  10,098
06/30/1994                       10,776                  10,140
09/30/1994                       11,405                  10,635
12/31/1994                       11,223                  10,633
03/31/1995                       12,111                  11,667
06/30/1995                       12,987                  12,779
09/30/1995                       14,121                  13,794
12/31/1995                       14,676                  14,624
03/31/1996                       15,501                  15,409
06/30/1996                       15,879                  16,099
08/31/1996 1                     15,362                  15,714
11/30/1996                       17,308                  18,343
02/28/1997                       17,908                  19,252
05/31/1997                       18,909                  20,760
08/31/1997                       20,138                  22,097
11/30/1997                       21,068                  23,571
02/28/1998                       22,758                  25,988
05/31/1998                       24,015                  27,124
08/31/1998                       20,878                  23,892
11/30/1998                       24,986                  29,154
02/28/1999                       26,540                  31,123
05/31/1999                       28,064                  32,829
08/31/1999                       28,941                  33,402
11/30/1999                       29,670                  35,245
02/29/2000                       29,823                  34,773
05/31/2000                       31,421                  36,265
08/31/2000                       34,078                  38,849
11/30/2000                       28,382                  33,756
02/28/2001                       27,352                  31,923
05/31/2001                       28,109                  32,440
08/31/2001                       25,608                  29,379
11/30/2001                       25,536                  29,633
02/28/2002                       25,341                  28,888
05/31/2002                       25,381                  27,952
08/31/2002                       22,304                  24,095
11/30/2002                       22,040                  24,741
02/28/2003                       20,098                  22,339
05/31/2003                       22,876                  25,697
08/31/2003                       23,850                  27,000


Average Annual Total Returns of Class A Shares of the Fund at 8/31/03 2
1-Year 0.79%   5-Year 1.49%  10-Year 7.89%


[LINE CHART]
Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                    Oppenheimer Main Street
                        Fund (Class B)    S&P 500 Index
10/03/1994                 10,000           10,000
12/31/1994                  9,846            9,998
03/31/1995                 10,599           10,971
06/30/1995                 11,341           12,017
09/30/1995                 12,305           12,971
12/31/1995                 12,766           13,751
03/31/1996                 13,459           14,489
06/30/1996                 13,762           15,138
08/31/1996 1               13,293           14,776
11/30/1996                 14,951           17,248
02/28/1997                 15,439           18,103
05/31/1997                 16,273           19,521
08/31/1997                 17,297           20,778
11/30/1997                 18,063           22,164
02/28/1998                 19,473           24,437
05/31/1998                 20,505           25,505
08/31/1998                 17,792           22,466
11/30/1998                 21,259           27,414
02/28/1999                 22,540           29,265
05/31/1999                 23,787           30,869
08/31/1999                 24,485           31,408
11/30/1999                 25,056           33,141
02/29/2000                 25,129           32,697
05/31/2000                 26,428           34,101
08/31/2000                 28,607           36,530
11/30/2000                 23,811           31,741
02/28/2001                 22,947           30,018
05/31/2001                 23,582           30,504
08/31/2001                 21,484           27,626
11/30/2001                 21,424           27,864
02/28/2002                 21,260           27,164
05/31/2002                 21,294           26,283
08/31/2002                 18,712           22,657
11/30/2002                 18,491           23,265
02/28/2003                 16,861           21,005
05/31/2003                 19,192           24,163
08/31/2003                 20,009           25,388



Average Annual Total Returns of Class B Shares of the Fund at 8/31/03 2
1-Year 1.06%   5-Year 1.58%   Since Inception 8.09%

1. The Fund changed its fiscal year end from June 30 to August 31.
2. See Notes on page 10 for further details.
The performance information for the S&P 500 Index in the graphs begins on 6/30/93 for Class A, 9/30/94 for Class B, 11/30/93 for Class C, 2/28/01 for
Class N, and 10/31/96 for Class Y.
PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.



                        7 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION

[LINE CHART]
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                    Oppenheimer Main Street Fund (Class C)  S&P 500 Index
12/01/1993                            10,000                   10,000
12/31/1993                            10,467                   10,121
03/31/1994                            10,415                    9,738
06/30/1994                             9,856                    9,778
09/30/1994                            10,412                   10,256
12/31/1994                            10,225                   10,254
03/31/1995                            11,011                   11,251
06/30/1995                            11,790                   12,324
09/30/1995                            12,791                   13,302
12/31/1995                            13,269                   14,103
03/31/1996                            13,993                   14,859
06/30/1996                            14,308                   15,525
08/31/1996 1                          13,825                   15,153
11/30/1996                            15,544                   17,689
02/28/1997                            16,056                   18,566
05/31/1997                            16,917                   20,020
08/31/1997                            17,982                   21,309
11/30/1997                            18,782                   22,731
02/28/1998                            20,254                   25,061
05/31/1998                            21,326                   26,157
08/31/1998                            18,505                   23,040
11/30/1998                            22,105                   28,114
02/28/1999                            23,437                   30,013
05/31/1999                            24,740                   31,658
08/31/1999                            25,460                   32,211
11/30/1999                            26,055                   33,988
02/29/2000                            26,137                   33,533
05/31/2000                            27,481                   34,972
08/31/2000                            29,754                   37,463
11/30/2000                            24,733                   32,552
02/28/2001                            23,793                   30,785
05/31/2001                            24,402                   31,283
08/31/2001                            22,192                   28,332
11/30/2001                            22,086                   28,576
02/28/2002                            21,875                   27,858
05/31/2002                            21,867                   26,955
08/31/2002                            19,178                   23,236
11/30/2002                            18,916                   23,859
02/28/2003                            17,220                   21,542
05/31/2003                            19,561                   24,781
08/31/2003                            20,356                   26,037


Average Annual Total Returns of Class C Shares of the Fund at 8/31/03 2
1-Year 5.14%   5-Year 1.93%  Since Inception 7.56%

[LINE CHART]
Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

               Oppenheimer Main Street Fund (Class N)          S&P 500 Index
03/01/2001                   10,000                               10,000
05/31/2001                   10,259                               10,162
08/31/2001                    9,339                                9,203
11/30/2001                    9,307                                9,283
02/28/2002                    9,229                                9,049
05/31/2002                    9,235                                8,756
08/31/2002                    8,111                                7,548
11/30/2002                    8,024                                7,750
02/28/2003                    7,312                                6,998
05/31/2003                    8,313                                8,050
08/31/2003                    8,661                                8,458


Average Annual Total Returns of Class N Shares of the Fund at 8/31/03 2
1-Year 5.78%   Since Inception -5.59%

1. The Fund changed its fiscal year end from June 30 to August 31.
2. See Notes on page 10 for further details.



                        8 | OPPENHEIMER MAIN STREET FUND

[LINE CHART]
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                 Oppenheimer Main Street Fund (Class Y)    S&P 500 Index
11/01/1996                      10,000                        10,000
11/30/1996                      10,623                        10,755
02/28/1997                      11,007                        11,288
05/31/1997                      11,632                        12,172
08/31/1997                      12,398                        12,957
11/30/1997                      12,976                        13,821
02/28/1998                      14,025                        15,238
05/31/1998                      14,804                        15,904
08/31/1998                      12,879                        14,009
11/30/1998                      15,418                        17,094
02/28/1999                      16,375                        18,249
05/31/1999                      17,333                        19,249
08/31/1999                      17,882                        19,585
11/30/1999                      18,339                        20,666
02/29/2000                      18,443                        20,389
05/31/2000                      19,432                        21,264
08/31/2000                      21,101                        22,779
11/30/2000                      17,583                        19,792
02/28/2001                      16,949                        18,718
05/31/2001                      17,422                        19,021
08/31/2001                      15,877                        17,226
11/30/2001                      15,843                        17,375
02/28/2002                      15,728                        16,939
05/31/2002                      15,763                        16,389
08/31/2002                      13,854                        14,128
11/30/2002                      13,691                        14,507
02/28/2003                      12,495                        13,098
05/31/2003                      14,226                        15,067
08/31/2003                      14,840                        15,831

Average Annual Total Returns of Class Y Shares of the Fund at 8/31/03 2
1-Year 7.11%   5-Year 2.87%  Since Inception 5.95%

The performance information for the S&P 500 Index in the graphs begins on 6/30/93 for Class A, 9/30/94 for Class B, 11/30/93 for Class C, 2/28/01 for
Class N, and 10/31/96 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                        9 | OPPENHEIMER MAIN STREET FUND

NOTES


In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

The Fund's name changed from Oppenheimer Main Street Growth & Income Fund(R) on 4/30/03.

Class A shares of the Fund were first publicly offered on 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        10 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2003


                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Common Stocks--98.9%
----------------------------------------------------------------
 Consumer Discretionary--14.1%
----------------------------------------------------------------
 Auto ComponentS--0.4%
 Aftermarket
 Technology Corp. 1                  125,400     $    1,503,546
----------------------------------------------------------------
 American Axle &
 Manufacturing
 Holdings, Inc. 1                     81,600          2,652,000
----------------------------------------------------------------
 ArvinMeritor, Inc.                  102,600          1,930,932
----------------------------------------------------------------
 Dana Corp.                        1,129,700         17,419,974
----------------------------------------------------------------
 Delphi Corp.                        948,000          8,588,880
----------------------------------------------------------------
 Johnson Controls, Inc.              187,400         18,552,601
                                                 --------------
                                                     50,647,933

----------------------------------------------------------------
 Automobiles--1.2%
 Ford Motor Co.                      6,679,226       77,211,853
----------------------------------------------------------------
 Harley-Davidson, Inc.               1,199,400       59,754,108
                                                 --------------
                                                    136,965,961

----------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.3%
 Applebee's
 International, Inc.                 179,125          5,757,077
----------------------------------------------------------------
 Brinker
 International, Inc. 1               521,000         17,818,200
----------------------------------------------------------------
 CBRL Group, Inc.                     74,600          2,602,048
----------------------------------------------------------------
 CEC Entertainment,
 Inc. 1                              196,600          7,710,652
----------------------------------------------------------------
 Choice Hotels
 International, Inc. 1                33,000          1,072,500
----------------------------------------------------------------
 GTech Holdings Corp.                216,500          9,175,270
----------------------------------------------------------------
 Outback Steakhouse,
 Inc.                                257,500          9,952,375
----------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc. 1                255,900         11,899,350
----------------------------------------------------------------
 Panera Bread Co., Cl. A 1           228,500         10,088,275
----------------------------------------------------------------
 Papa John's
 International, Inc. 1                 6,400            161,280
----------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1                 5,000            190,400
----------------------------------------------------------------
 Ruby Tuesday, Inc.                  637,000         14,504,490
----------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1                      105,350          1,409,583
----------------------------------------------------------------
 Starbucks Corp. 1                 1,252,800         35,629,632
----------------------------------------------------------------
 Station Casinos, Inc.                59,800          1,779,050
----------------------------------------------------------------
 Wendy's
 International, Inc.                  28,000            883,400


                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Yum! Brands, Inc. 1                 591,400     $   17,535,010
                                                 --------------
                                                    148,168,592

----------------------------------------------------------------
 Household Durables--2.2%
 American Greetings
 Corp., Cl. A 1                       68,800          1,272,800
----------------------------------------------------------------
 Beazer Homes
 USA, Inc. 1                         231,700         19,258,904
----------------------------------------------------------------
 Cavco Industries, Inc. 1             20,770            395,876
----------------------------------------------------------------
 Centex Corp.                        415,400         31,329,468
----------------------------------------------------------------
 D.R. Horton, Inc.                   287,200          8,937,664
----------------------------------------------------------------
 Fortune Brands, Inc.                225,800         12,735,120
----------------------------------------------------------------
 Harman International
 Industries, Inc.                    119,300         11,888,245
----------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A 1                       289,700         17,865,799
----------------------------------------------------------------
 KB Home                             456,800         26,138,096
----------------------------------------------------------------
 Lennar Corp.                        245,400         16,503,150
----------------------------------------------------------------
 Lennar Corp., Cl. B                  54,100          3,502,975
----------------------------------------------------------------
 M.D.C. Holdings, Inc.                36,990          1,889,819
----------------------------------------------------------------
 Meritage Corp. 1                     62,900          2,827,984
----------------------------------------------------------------
 Newell
 Rubbermaid, Inc.                    362,400          8,607,000
----------------------------------------------------------------
 NVR, Inc. 1                          32,700         14,175,450
----------------------------------------------------------------
 Pulte Homes, Inc.                   317,515         21,133,799
----------------------------------------------------------------
 Ryland Group,
 Inc. (The)                          548,400         36,830,544
----------------------------------------------------------------
 Standard Pacific Corp.              207,600          7,378,104
----------------------------------------------------------------
 Toll Brothers, Inc. 1               354,300         10,529,796
                                                 --------------
                                                    253,200,593

----------------------------------------------------------------
 Internet & Catalog Retail--0.0%
 InterActiveCorp 1                   172,000          6,365,720
----------------------------------------------------------------
 Leisure Equipment & Products--1.0%
 Action Performance
 Cos., Inc.                          343,400          7,647,518
----------------------------------------------------------------
 Brunswick Corp.                     189,900          5,123,502
----------------------------------------------------------------
 Callaway Golf Co.                    57,800            868,734
----------------------------------------------------------------
 Eastman Kodak Co.                   720,700         20,100,323
----------------------------------------------------------------
 Hasbro, Inc.                      1,202,200         22,240,700
----------------------------------------------------------------
 Marvel Enterprises, Inc. 1          368,500          8,070,150
----------------------------------------------------------------
 Mattel, Inc.                      2,365,700         45,705,324
----------------------------------------------------------------
 Polaris Industries, Inc.            108,800          8,405,888
                                                 --------------
                                                    118,162,139





                          11 | OPPENHEIMER STREET FUND

STATEMENT OF INVESTMENTS  Continued


                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Media--2.0%
 AOL Time Warner,
 Inc. 1                            1,488,900     $   24,358,404
----------------------------------------------------------------
 Clear Channel
 Communications, Inc. 1            1,160,200         52,348,224
----------------------------------------------------------------
 Comcast Corp., Cl. A 1            1,978,655         58,864,986
----------------------------------------------------------------
 E.W. Scripps Co.
 (The), Cl. A                         34,000          2,944,060
----------------------------------------------------------------
 Gannett Co., Inc.                   135,500         10,625,910
----------------------------------------------------------------
 McGraw-Hill Cos.,
 Inc. (The)                          350,000         21,350,000
----------------------------------------------------------------
 New York Times Co.,
 Cl. A                               244,800         10,866,672
----------------------------------------------------------------
 Tribune Co.                         251,100         11,613,375
----------------------------------------------------------------
 Viacom, Inc., Cl. B                 848,448         38,180,160
----------------------------------------------------------------
 Washington Post Co.
 (The), Cl. B                          3,700          2,575,311
                                                 --------------
                                                    233,727,102

----------------------------------------------------------------
 Multiline Retail--0.2%
 Big Lots, Inc. 1                    113,600          2,078,880
----------------------------------------------------------------
 Dollar General Corp.                229,800          5,269,314
----------------------------------------------------------------
 Dollar Tree Stores, Inc. 1          277,200         10,874,556
----------------------------------------------------------------
 Sears Roebuck & Co.                 245,700         10,815,714
----------------------------------------------------------------
 Shopko Stores, Inc. 1                20,800            286,416
                                                 --------------
                                                     29,324,880

----------------------------------------------------------------
 Specialty Retail--5.3%
 Abercrombie &
 Fitch Co., Cl. A 1                  834,500         25,402,180
----------------------------------------------------------------
 Advance Auto
 Parts, Inc. 1                        58,400          4,359,560
----------------------------------------------------------------
 AnnTaylor Stores Corp. 1            506,500         17,221,000
----------------------------------------------------------------
 AutoZone, Inc. 1                    467,000         42,870,600
----------------------------------------------------------------
 Bed Bath &
 Beyond, Inc. 1                      728,400         31,343,052
----------------------------------------------------------------
 Christopher &
 Banks Corp. 1                       364,200         10,816,740
----------------------------------------------------------------
 Claire's Stores, Inc.               115,800          4,000,890
----------------------------------------------------------------
 Deb Shops, Inc.                       9,600            175,296
----------------------------------------------------------------
 Foot Locker, Inc.                   313,000          5,186,410
----------------------------------------------------------------
 Gap, Inc. (The)                   3,754,300         78,427,327
----------------------------------------------------------------
 Home Depot, Inc.                  3,240,200        104,204,832
----------------------------------------------------------------
 Hot Topic, Inc. 1                   369,750         13,185,285
----------------------------------------------------------------
 Lowe's Cos., Inc.                 1,701,900         93,366,234
----------------------------------------------------------------
 Movie Gallery, Inc. 1                56,900          1,218,229




                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Specialty Retail Continued
 Pacific Sunwear of
 California, Inc. 1                  428,600     $   14,486,680
----------------------------------------------------------------
 Pier 1 Imports, Inc.                666,500         13,709,905
----------------------------------------------------------------
 RadioShack Corp.                    506,000         15,382,400
----------------------------------------------------------------
 Regis Corp.                          22,700            785,193
----------------------------------------------------------------
 Ross Stores, Inc.                   426,200         21,471,956
----------------------------------------------------------------
 Sherwin-Williams Co.                197,700          5,946,816
----------------------------------------------------------------
 Staples, Inc. 1                   2,092,200         51,530,886
----------------------------------------------------------------
 Talbots, Inc. (The)                 246,700          9,046,489
----------------------------------------------------------------
 TJX Cos., Inc. (The)              2,216,600         48,011,556
----------------------------------------------------------------
 Weight Watchers
 International, Inc. 1                 8,400            364,140
----------------------------------------------------------------
 Williams-Sonoma, Inc. 1             155,800          4,769,038
                                                 --------------
                                                    617,282,694

----------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.5%
 Coach, Inc. 1                       472,396         27,417,864
----------------------------------------------------------------
 Columbia
 Sportswear Co. 1                    112,700          5,747,700
----------------------------------------------------------------
 Kellwood Co.                         39,300          1,434,843
----------------------------------------------------------------
 Liz Claiborne, Inc.                 347,900         11,992,113
----------------------------------------------------------------
 Timberland Co., Cl. A 1             204,700          9,594,289
----------------------------------------------------------------
 Tommy Hilfiger Corp. 1               85,200          1,051,368
                                                 --------------
                                                     57,238,177

----------------------------------------------------------------
 Consumer Staples--11.6%
----------------------------------------------------------------
 Beverages--2.6%
 Anheuser-Busch
 Cos., Inc.                        1,748,100         90,097,074
----------------------------------------------------------------
 Coca-Cola Co. (The)               2,001,600         87,109,632
----------------------------------------------------------------
 Coca-Cola
 Enterprises, Inc.                   687,100         12,704,479
----------------------------------------------------------------
 PepsiCo, Inc.                     2,550,130        113,582,790
                                                 --------------
                                                    303,493,975

----------------------------------------------------------------
 Food & Staples Retailing--2.7%
 Albertson's, Inc.                   638,400         13,419,168
----------------------------------------------------------------
 CVS Corp.                           572,600         18,666,760
----------------------------------------------------------------
 Kroger Co. (The) 1                2,118,100         40,688,701
----------------------------------------------------------------
 Wal-Mart Stores, Inc.             4,046,200        239,413,654
----------------------------------------------------------------
 Winn-Dixie Stores, Inc.             541,800          5,445,090
                                                 --------------
                                                    317,633,373



                          12 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Food Products--1.9%
 Campbell Soup Co.                 2,309,600     $   55,892,320
----------------------------------------------------------------
 ConAgra Foods, Inc.               1,361,500         29,953,000
----------------------------------------------------------------
 Dean Foods Co. 1                    432,450         12,562,673
----------------------------------------------------------------
 Del Monte Foods Co. 1                99,800            896,204
----------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                       232,200          6,443,550
----------------------------------------------------------------
 Hershey Foods Corp.                 327,100         22,864,290
----------------------------------------------------------------
 Kellogg Co.                         913,000         30,612,890
----------------------------------------------------------------
 Kraft Foods, Inc., Cl. A            977,600         29,034,720
----------------------------------------------------------------
 Sara Lee Corp.                      244,981          4,649,739
----------------------------------------------------------------
 Wm. Wrigley Jr. Co.                 555,900         29,490,495
                                                 --------------
                                                    222,399,881

----------------------------------------------------------------
 Household Products--2.6%
 Clorox Co. (The)                    585,300         25,080,105
----------------------------------------------------------------
 Colgate-Palmolive Co.             1,128,300         62,372,424
----------------------------------------------------------------
 Dial Corp. (The)                     75,500          1,530,385
----------------------------------------------------------------
 Energizer Holdings, Inc. 1          287,600         10,577,928
----------------------------------------------------------------
 Procter & Gamble
 Corp. (The)                       2,274,200        198,514,918
                                                 --------------
                                                    298,075,760

----------------------------------------------------------------
 Personal Products--0.7%
 Avon Products, Inc.                 420,400         26,947,640
----------------------------------------------------------------
 Estee Lauder Cos.,
 Inc. (The), Cl. A                   253,700          8,750,113
----------------------------------------------------------------
 Gillette Co.                      1,465,100         47,557,146
                                                 --------------
                                                     83,254,899

----------------------------------------------------------------
 Tobacco--1. %
 Altria Group, Inc.                3,066,700        126,409,374
----------------------------------------------------------------
 Energy--8.8%
----------------------------------------------------------------
 Energy Equipment & Services--0.0%
 Patterson-UTI
 Energy, Inc. 1                       23,600            704,224
----------------------------------------------------------------
 Oil & Gas--8.8%
 Anadarko Petroleum
 Corp.                               916,200         39,854,700
----------------------------------------------------------------
 Apache Corp.                        304,200         20,983,716
----------------------------------------------------------------
 Baytex Energy Ltd. 1                375,000          3,325,163
----------------------------------------------------------------
 Brown (Tom), Inc. 1               1,315,800         36,171,342
----------------------------------------------------------------
 Burlington
 Resources, Inc.                   1,169,600         56,632,032
----------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                    1,272,585         49,292,428


                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Oil & Gas Continued
 Chesapeake Energy
 Corp.                             2,261,200     $   24,511,408
----------------------------------------------------------------
 ChevronTexaco Corp.               1,508,004        109,888,252
----------------------------------------------------------------
 Cimarex Energy Co. 1                 31,010            674,468
----------------------------------------------------------------
 ConocoPhillips                      755,991         42,214,538
----------------------------------------------------------------
 Cross Timbers
 Royalty Trust                         6,474            144,629
----------------------------------------------------------------
 Devon Energy Corp.                  304,249         15,744,886
----------------------------------------------------------------
 Enbridge Energy
 Management LLC                      242,698         11,236,917
----------------------------------------------------------------
 EOG Resources, Inc.                 619,900         26,283,760
----------------------------------------------------------------
 Esprit Exploration Ltd. 1         5,360,000          9,930,577
----------------------------------------------------------------
 Exxon Mobil Corp.                 8,363,596        315,307,569
----------------------------------------------------------------
 Frontier Oil Corp. 2              1,842,100         28,386,761
----------------------------------------------------------------
 Kerr-McGee Corp.                    103,000          4,526,850
----------------------------------------------------------------
 Marathon Oil Corp.                  442,300         12,335,747
----------------------------------------------------------------
 Murphy Oil Corp.                    580,500         33,512,265
----------------------------------------------------------------
 Newfield
 Exploration Co. 1                   206,400          8,109,456
----------------------------------------------------------------
 Noble Energy, Inc.                  209,300          8,286,187
----------------------------------------------------------------
 Occidental
 Petroleum Corp.                   1,455,000         49,950,150
----------------------------------------------------------------
 Paramount Energy
 Trust                             1,211,136          8,800,959
----------------------------------------------------------------
 Paramount
 Resources Ltd. 1                  1,838,400         12,921,746
----------------------------------------------------------------
 Pioneer Natural
 Resources Co. 1                      51,300          1,300,968
----------------------------------------------------------------
 Pogo Producing Co.                  197,100          9,058,716
----------------------------------------------------------------
 Sunoco, Inc.                        202,300          8,219,449
----------------------------------------------------------------
 Talisman Energy, Inc.               600,000         28,417,979
----------------------------------------------------------------
 Teekay Shipping Corp.                31,500          1,419,075
----------------------------------------------------------------
 Unocal Corp.                        380,100         11,638,662
----------------------------------------------------------------
 Valero Energy Corp.                 309,600         12,198,240
----------------------------------------------------------------
 Western Gas
 Resources, Inc.                      43,100          1,691,244
----------------------------------------------------------------
 XTO Energy, Inc.                    874,900         18,364,151
                                                 --------------
                                                  1,021,334,990

----------------------------------------------------------------
 Financials--22.9%
----------------------------------------------------------------
 Capital Markets--0.5%
 Mellon Financial Corp.            1,977,300         61,988,355



                          13 | OPPENHEIMER STREET FUND

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Commercial Banks--8.8%
 AmSouth Bancorp                     535,100     $   11,526,054
----------------------------------------------------------------
 Bank of America Corp.             2,545,400        201,722,950
----------------------------------------------------------------
 Bank One Corp.                    2,061,300         81,359,511
----------------------------------------------------------------
 Banknorth Group, Inc.                46,300          1,301,030
----------------------------------------------------------------
 Charter One
 Financial, Inc.                     569,171         17,644,301
----------------------------------------------------------------
 Commerce
 Bancorp, Inc.                         5,600            226,800
----------------------------------------------------------------
 Compass
 Bancshares, Inc.                     77,800          2,674,764
----------------------------------------------------------------
 First Tennessee
 National Corp.                      409,800         16,945,230
----------------------------------------------------------------
 FleetBoston
 Financial Corp.                   1,646,400         48,716,976
----------------------------------------------------------------
 Golden West
 Financial Corp.                     808,000         69,706,160
----------------------------------------------------------------
 Greenpoint
 Financial Corp.                     267,750          9,071,370
----------------------------------------------------------------
 Hibernia Corp., Cl. A               169,800          3,523,350
----------------------------------------------------------------
 Huntington
 Bancshares, Inc.                    138,700          2,774,000
----------------------------------------------------------------
 Independence
 Community Bank Corp.                122,300          4,042,015
----------------------------------------------------------------
 KeyCorp                           1,416,200         38,563,126
----------------------------------------------------------------
 National City Corp.               1,958,900         62,057,952
----------------------------------------------------------------
 New York
 Community
 Bancorp, Inc.                       121,666          3,742,446
----------------------------------------------------------------
 North Fork
 Bancorp, Inc.                       271,700          9,175,309
----------------------------------------------------------------
 Regions Financial Corp.             244,500          8,621,070
----------------------------------------------------------------
 Roslyn Bancorp, Inc.                 76,400          1,756,436
----------------------------------------------------------------
 SouthTrust Corp.                    150,200          4,354,298
----------------------------------------------------------------
 Sovereign Bancorp, Inc.             280,400          5,518,272
----------------------------------------------------------------
 SunTrust Banks, Inc.                344,600         21,065,398
----------------------------------------------------------------
 U.S. Bancorp                      2,645,870         63,236,293
----------------------------------------------------------------
 Union Planters Corp.                130,000          4,147,000
----------------------------------------------------------------
 UnionBanCal Corp.                   185,600          8,713,920
----------------------------------------------------------------
 Wachovia Corp.                    3,164,500        133,383,675
----------------------------------------------------------------
 Washington
 Mutual, Inc.                      1,196,000         46,620,080
----------------------------------------------------------------
 Webster Financial Corp.              51,900          2,021,505
----------------------------------------------------------------
 Wells Fargo Co.                   2,915,100        146,163,114
                                                 --------------
                                                  1,030,374,405




                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Diversified Financial Services--6.9%
 American Express Co.              1,012,500     $   45,613,125
----------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)                          405,000         28,341,900
----------------------------------------------------------------
 Capital One
 Financial Corp.                     209,500         11,187,300
----------------------------------------------------------------
 Citigroup, Inc.                   6,974,246        302,333,564
----------------------------------------------------------------
 Franklin Resources, Inc.             67,300          2,906,687
----------------------------------------------------------------
 Household
 International, Inc.               1,134,100         39,025,742
----------------------------------------------------------------
 J.P. Morgan Chase
 & Co.                             1,000,700         34,243,954
----------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                      915,900         60,202,107
----------------------------------------------------------------
 MBNA Corp.                        2,952,000         68,899,680
----------------------------------------------------------------
 Merrill Lynch
 & Co., Inc.                       1,368,100         73,576,418
----------------------------------------------------------------
 Moody's Corp.                       140,300          7,275,958
----------------------------------------------------------------
 Morgan Stanley                    1,113,700         54,337,423
----------------------------------------------------------------
 Principal Financial
 Group, Inc. (The)                 1,019,700         32,079,762
----------------------------------------------------------------
 Schwab (Charles)
 Corp.                             2,464,800         26,767,728
----------------------------------------------------------------
 SLM Corp.                           468,700         18,832,366
                                                 --------------
                                                    805,623,714

----------------------------------------------------------------
 Insurance--4.9%
 ACE Ltd.                            169,200          5,448,240
----------------------------------------------------------------
 AFLAC, Inc.                       1,411,000         45,166,110
----------------------------------------------------------------
 Allstate Corp.                    2,429,900         86,868,925
----------------------------------------------------------------
 AMBAC Financial
 Group, Inc.                         184,300         11,964,756
----------------------------------------------------------------
 American International
 Group, Inc.                       1,895,505        112,915,233
----------------------------------------------------------------
 Chubb Corp.                          90,400          6,141,776
----------------------------------------------------------------
 Cincinnati Financial
 Corp.                                99,900          4,030,965
----------------------------------------------------------------
 Fidelity National
 Financial, Inc.                   1,271,513         36,746,726
----------------------------------------------------------------
 John Hancock
 Financial Services, Inc.          1,294,200         39,511,926
----------------------------------------------------------------
 Loews Corp.                         416,400         17,139,024
----------------------------------------------------------------
 Marsh & McLennan
 Cos., Inc.                          831,600         41,580,000
----------------------------------------------------------------
 MBIA, Inc.                          112,500          6,351,750
----------------------------------------------------------------
 MetLife, Inc.                     1,046,700         29,747,214



                          14 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Insurance Continued
 Nationwide Financial
 Services, Inc., Cl. A                54,700     $    1,613,650
----------------------------------------------------------------
 Old Republic
 International Corp.                 170,000          5,710,300
----------------------------------------------------------------
 Progressive Corp.                   900,000         63,666,000
----------------------------------------------------------------
 Prudential Financial, Inc.          274,000          9,976,340
----------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                       430,100         17,978,180
----------------------------------------------------------------
 Safeco Corp.                        304,500         10,980,270
----------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. A               249,118          3,833,926
----------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. B               511,620          7,924,994
----------------------------------------------------------------
 Willis Group
 Holdings Ltd.                       148,700          4,310,813
                                                 --------------
                                                    569,607,118

----------------------------------------------------------------
 Thrifts & Mortgage Finance--1.8%
 Countrywide
 Financial Corp.                     470,300         31,909,855
----------------------------------------------------------------
 Doral Financial Corp.               111,450          4,575,022
----------------------------------------------------------------
 Fannie Mae                        1,790,100        115,980,579
----------------------------------------------------------------
 Freddie Mac                         960,500         51,050,575
----------------------------------------------------------------
 New Century
 Financial Corp.                     246,150          5,998,676
                                                 --------------
                                                    209,514,707

----------------------------------------------------------------
 Health Care--13.0%
----------------------------------------------------------------
 Biotechnology--0.7%
 Amgen, Inc. 1                       834,300         54,980,370
----------------------------------------------------------------
 Genentech, Inc. 1                   174,000         13,815,600
----------------------------------------------------------------
 Wyeth                               381,900         16,364,415
                                                 --------------
                                                     85,160,385

----------------------------------------------------------------
 Health Care Equipment & Supplies--2.7%
 Bard (C.R.), Inc.                   142,200          9,527,400
----------------------------------------------------------------
 Bausch & Lomb, Inc.                 257,000         10,835,120
----------------------------------------------------------------
 Beckman Coulter, Inc.                37,700          1,671,995
----------------------------------------------------------------
 Becton, Dickinson
 & Co.                               769,300         28,110,222
----------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1                        42,400          2,168,760
----------------------------------------------------------------
 Biosite, Inc. 1                      55,000          2,552,000
----------------------------------------------------------------
 Boston Scientific Corp. 1           191,600         11,515,160
----------------------------------------------------------------
 Cooper Cos., Inc. (The)             159,500          5,915,855



                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Guidant Corp.                     1,124,500     $   56,449,900
----------------------------------------------------------------
 Inamed Corp. 1                       16,700          1,233,128
----------------------------------------------------------------
 Medtronic, Inc.                   1,570,100         77,845,558
----------------------------------------------------------------
 St. Jude Medical, Inc. 1            200,200         10,424,414
----------------------------------------------------------------
 Steris Corp. 1                      182,000          4,262,440
----------------------------------------------------------------
 Stryker Corp.                       701,000         53,135,800
----------------------------------------------------------------
 VISX, Inc. 1                        638,200         12,776,764
----------------------------------------------------------------
 Zimmer Holdings, Inc. 1             499,000         25,818,260
                                                 --------------
                                                    314,242,776

----------------------------------------------------------------
 Health Care Providers & Services--2.5%
 Aetna, Inc.                         251,300         14,324,100
----------------------------------------------------------------
 AMERIGROUP Corp. 1                   20,500            834,760
----------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                       324,100          8,394,190
----------------------------------------------------------------
 Covance, Inc. 1                     405,500          8,454,675
----------------------------------------------------------------
 Coventry Health
 Care, Inc. 1                        247,200         11,603,568
----------------------------------------------------------------
 DaVita, Inc. 1                      167,200          5,082,880
----------------------------------------------------------------
 eResearch Technology,
 Inc. 1                               82,200          2,618,892
----------------------------------------------------------------
 Express Scripts, Inc. 1             177,000         11,471,370
----------------------------------------------------------------
 First Health Group
 Corp. 1                             209,500          5,493,090
----------------------------------------------------------------
 HCA, Inc.                         1,655,900         62,907,641
----------------------------------------------------------------
 Health Net, Inc. 1                  394,200         12,547,386
----------------------------------------------------------------
 IMS Health, Inc.                     92,870          1,808,179
----------------------------------------------------------------
 Lincare Holdings, Inc. 1            445,400         15,424,202
----------------------------------------------------------------
 Medco Health
 Solutions, Inc. 1                   442,071         11,803,295
----------------------------------------------------------------
 Mid Atlantic
 Medical Services, Inc. 1            253,800         12,451,428
----------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                       847,300         30,714,625
----------------------------------------------------------------
 PacifiCare Health
 Systems, Inc. 1                      26,500          1,319,700
----------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1                       388,400         17,369,248
----------------------------------------------------------------
 Per-Se Technologies,
 Inc. 1                               78,700          1,264,709
----------------------------------------------------------------
 Pharmaceutical
 Product
 Development, Inc. 1                  29,100            742,341
----------------------------------------------------------------
 Select Medical Corp. 1               34,500            993,600




                          15 | OPPENHEIMER STREET FUND

Statement of Investments  Continued
--------------------------------------------------------------------------------


                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Health Care Providers & Services Continued
 Sierra Health
 Services, Inc. 1                     27,300     $      532,623
----------------------------------------------------------------
 WellPoint Health
 Networks, Inc. 1                    722,500         56,355,000
                                                 --------------
                                                    294,511,502

----------------------------------------------------------------
 Pharmaceuticals--7.1%
 Abbott Laboratories               2,099,700         84,617,910
----------------------------------------------------------------
 Alpharma, Inc., Cl. A                34,700            727,659
----------------------------------------------------------------
 American
 Pharmaceutical
 Partners, Inc. 1                    222,300         10,590,372
----------------------------------------------------------------
 Bristol-Myers
 Squibb Co.                        4,435,600        112,531,172
----------------------------------------------------------------
 Eli Lilly & Co.                     731,400         48,660,042
----------------------------------------------------------------
 Forest
 Laboratories, Inc. 1                948,300         44,570,100
----------------------------------------------------------------
 Hi-Tech Pharmacal
 Co., Inc. 1                           5,100            128,520
----------------------------------------------------------------
 Johnson & Johnson                 2,510,368        124,464,046
----------------------------------------------------------------
 Merck & Co., Inc.                 3,665,600        184,452,992
----------------------------------------------------------------
 Pfizer, Inc.                      6,728,645        201,321,058
----------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1                   132,700          7,423,238
----------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                    93,200          5,031,868
                                                 --------------
                                                    824,518,977

----------------------------------------------------------------
 Industrials--6.8%
----------------------------------------------------------------
 Aerospace & Defense--1.0%
 General Dynamics
 Corp.                               356,500         30,698,215
----------------------------------------------------------------
 Goodrich Corp.                      160,900          4,188,227
----------------------------------------------------------------
 Rockwell Collins, Inc.               94,900          2,567,045
----------------------------------------------------------------
 United Technologies
 Corp.                               963,700         77,336,925
                                                 --------------
                                                    114,790,412

----------------------------------------------------------------
 Air Freight & Logistics--0.3%
 Expeditors
 International of
 Washington, Inc.                     21,800            822,078
----------------------------------------------------------------
 FedEx Corp.                         182,500         12,245,750
----------------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B                         398,400         25,003,584
                                                 --------------
                                                     38,071,412




                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Building Products--0.0%
 USG Corp. 1                         184,700     $    3,077,102
----------------------------------------------------------------
 Commercial Services & Supplies--0.8%
 Apollo Group,
 Inc., Cl. A 1                        61,400          3,933,898
----------------------------------------------------------------
 Arbitron, Inc. 1                     28,100          1,039,138
----------------------------------------------------------------
 Corinthian Colleges,
 Inc. 1                              211,000         12,143,050
----------------------------------------------------------------
 Deluxe Corp.                        334,800         14,295,960
----------------------------------------------------------------
 DeVry, Inc. 1                        32,300            838,185
----------------------------------------------------------------
 H&R Block, Inc.                     993,900         43,830,990
----------------------------------------------------------------
 Harland (John H.) Co.               108,300          2,728,077
----------------------------------------------------------------
 ITT Educational
 Services, Inc. 1                    360,700         15,636,345
----------------------------------------------------------------
 Republic Services,
 Inc. 1                              174,700          4,301,114
----------------------------------------------------------------
 Right Management
 Consultants, Inc. 1                  33,750            478,237
                                                 --------------
                                                     99,224,994

----------------------------------------------------------------
 Electrical Equipment--0.2%
 American Power
 Conversion Corp.                     94,900          1,700,608
----------------------------------------------------------------
 Emerson Electric Co.                174,600          9,735,696
----------------------------------------------------------------
 Molex, Inc., Cl. A                  299,600          7,618,828
----------------------------------------------------------------
 Rockwell
 Automation, Inc.                    137,200          3,734,584
                                                 --------------
                                                     22,789,716

----------------------------------------------------------------
 Industrial Conglomerates--3.0%
 3M Co.                              330,800         47,129,076
----------------------------------------------------------------
 Carlisle Cos., Inc.                  45,500          2,069,795
----------------------------------------------------------------
 General Electric Co.             10,066,500        297,666,405
                                                 --------------
                                                    346,865,276

----------------------------------------------------------------
 Machinery--1.0%
 Briggs & Stratton Corp.              94,900          5,580,120
----------------------------------------------------------------
 Danaher Corp.                       428,400         33,093,900
----------------------------------------------------------------
 Deere & Co.                         620,300         35,053,153
----------------------------------------------------------------
 Eaton Corp.                          78,300          7,332,012
----------------------------------------------------------------
 EnPro Industries, Inc. 1             48,180            511,190
----------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A           171,900         10,231,488
----------------------------------------------------------------
 Oshkosh Truck Corp.                 104,600          4,092,998
----------------------------------------------------------------
 Paccar, Inc.                        216,100         18,411,720
----------------------------------------------------------------
 Pall Corp.                          258,400          6,460,000
                                                 --------------
                                                    120,766,581



                          16 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Road & Rail--0.5%
 Burlington Northern
 Santa Fe Corp.                      428,100     $   12,136,635
----------------------------------------------------------------
 C.H. Robinson
 Worldwide, Inc.                      61,600          2,338,952
----------------------------------------------------------------
 CSX Corp.                           451,100         14,561,508
----------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                    131,100          6,515,670
----------------------------------------------------------------
 Norfolk Southern Corp.              324,800          6,184,192
----------------------------------------------------------------
 Roadway Corp.                       108,200          5,058,350
----------------------------------------------------------------
 Ryder Systems, Inc.                 213,100          6,399,393
                                                 --------------
                                                     53,194,700

----------------------------------------------------------------
 Information Technology--14.0%
----------------------------------------------------------------
 Communications Equipment--2.0%
 ADTRAN, Inc.                        463,400         25,394,320
----------------------------------------------------------------
 Avocent Corp. 1                      43,200          1,261,440
----------------------------------------------------------------
 Cisco Systems, Inc. 1             8,256,900        158,119,635
----------------------------------------------------------------
 Foundry Networks, Inc. 1             98,400          1,913,880
----------------------------------------------------------------
 McDATA Corp., Cl. A 1                97,600            990,640
----------------------------------------------------------------
 QUALCOMM, Inc.                    1,274,600         52,615,488
                                                 --------------
                                                    240,295,403

----------------------------------------------------------------
 Computers & Peripherals--2.7%
 Avid Technology, Inc. 1              54,100          2,686,065
----------------------------------------------------------------
 Dell, Inc. 1                      3,917,300        127,821,499
----------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                   31,800          1,005,834
----------------------------------------------------------------
 Imation Corp.                        70,300          2,527,285
----------------------------------------------------------------
 International Business
 Machines Corp.                    1,216,200         99,740,562
----------------------------------------------------------------
 Lexmark
 International, Inc., Cl. A 1        723,000         48,469,920
----------------------------------------------------------------
 Network
 Appliance, Inc. 1                   376,400          8,435,124
----------------------------------------------------------------
 Seagate Technology
 International, Inc.
 (Escrow Shares) 1,3                 903,300                 --
----------------------------------------------------------------
 Storage Technology
 Corp. 1                             356,900          9,140,209
----------------------------------------------------------------
 Western Digital Corp. 1           1,396,100         16,041,189
                                                 --------------
                                                    315,867,687




                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Electronic Equipment & Instruments--0.1%
 Benchmark
 Electronics, Inc. 1                 197,800     $    8,778,364
----------------------------------------------------------------
 Diebold, Inc.                        23,500          1,149,150
----------------------------------------------------------------
 Waters Corp. 1                      136,300          4,157,150
                                                 --------------
                                                     14,084,664

----------------------------------------------------------------
 Internet Software & Services--0.2%
 Digital River, Inc. 1               353,900          9,442,052
----------------------------------------------------------------
 j2 Global
 Communications, Inc. 1               24,400          1,530,368
----------------------------------------------------------------
 United Online, Inc. 1               278,800         10,625,068
                                                 --------------
                                                     21,597,488

----------------------------------------------------------------
 IT Services--0.4%
 Cognizant Technology
 Solutions Corp. 1                   782,071         27,239,533
----------------------------------------------------------------
 Convergys Corp. 1                   557,000         10,026,000
----------------------------------------------------------------
 First Data Corp.                    222,600          8,547,840
                                                 --------------
                                                     45,813,373

----------------------------------------------------------------
 Office Electronics--0.2%
 Xerox Corp. 1                     1,719,100         18,531,898
----------------------------------------------------------------
 Zebra Technologies
 Corp., Cl. A 1                       24,000          1,286,880
                                                 --------------
                                                     19,818,778

----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.6%
 Genesis
 Microchip, Inc. 1                    48,500            589,760
----------------------------------------------------------------
 Intel Corp.                       7,765,600        222,251,472
----------------------------------------------------------------
 Linear Technology
 Corp.                               222,700          9,179,694
----------------------------------------------------------------
 National
 Semiconductor Corp. 1               885,700         25,809,298
----------------------------------------------------------------
 Power
 Integrations, Inc. 1                 25,400            817,372
----------------------------------------------------------------
 QLogic Corp. 1                      112,000          5,490,240
----------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                 76,800          3,410,688
----------------------------------------------------------------
 Texas Instruments, Inc.           1,319,800         31,477,230
                                                 --------------
                                                    299,025,754



                          17 | OPPENHEIMER STREET FUND

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Software--5.8%
 Adobe Systems, Inc.                  52,700     $    2,046,341
----------------------------------------------------------------
 Amdocs Ltd. 1                     1,191,300         26,661,294
----------------------------------------------------------------
 Citrix Systems, Inc. 1              604,600         12,448,714
----------------------------------------------------------------
 Electronic Arts, Inc. 1             937,900         84,176,525
----------------------------------------------------------------
 FactSet Research
 Systems, Inc.                       110,800          5,379,340
----------------------------------------------------------------
 Fair Isaac Corp.                    125,000          7,325,000
----------------------------------------------------------------
 Hyperion Solutions
 Corp. 1                              34,900          1,151,002
----------------------------------------------------------------
 Microsoft Corp.                  12,850,700        340,800,564
----------------------------------------------------------------
 Oracle Corp. 1                    8,867,400        113,325,372
----------------------------------------------------------------
 Sybase, Inc. 1                      141,400          2,391,074
----------------------------------------------------------------
 Symantec Corp. 1                    681,100         39,115,573
----------------------------------------------------------------
 Synopsys, Inc. 1                     47,300          3,226,333
----------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                    628,800         18,719,376
----------------------------------------------------------------
 Veritas Software Corp. 1            757,900         26,132,392
                                                 --------------
                                                    682,898,900

----------------------------------------------------------------
 Materials--0.8%
----------------------------------------------------------------
 Chemicals--0.5%
 Cytec Industries, Inc. 1             18,400            689,816
----------------------------------------------------------------
 Du Pont (E.I.) de
 Nemours & Co.                       656,700         29,380,758
----------------------------------------------------------------
 Ecolab, Inc.                        180,200          4,647,358
----------------------------------------------------------------
 International Flavors
 & Fragrances, Inc.                   90,500          2,850,750
----------------------------------------------------------------
 Monsanto Co.                        459,300         11,808,603
----------------------------------------------------------------
 PPG Industries, Inc.                 31,500          1,729,665
----------------------------------------------------------------
 Sigma-Aldrich Corp.                  74,700          4,089,825
                                                 --------------
                                                     55,196,775

----------------------------------------------------------------
 Containers & Packaging--0.0%
 Ball Corp.                           64,000          3,379,200
----------------------------------------------------------------
 Sealed Air Corp. 1                   93,500          4,549,710
                                                 --------------
                                                      7,928,910

----------------------------------------------------------------
 Metals & Mining--0.3%
 Alcan, Inc.                         146,300          5,320,931
----------------------------------------------------------------
 Alcoa, Inc.                         631,800         18,044,208
----------------------------------------------------------------
 Barrick Gold Corp.                  190,900          3,858,089
----------------------------------------------------------------
 Peabody Energy Corp.                186,700          5,909,055
                                                 --------------
                                                     33,132,283





                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Telecommunication Services--4.9%
----------------------------------------------------------------
 Diversified Telecommunication Services--3.9%
 Alltel Corp.                        556,600     $   25,492,280
----------------------------------------------------------------
 BellSouth Corp.                   4,399,600        110,869,920
----------------------------------------------------------------
 Citizens
 Communications Co. 1                677,000          7,717,800
----------------------------------------------------------------
 SBC Communications,
 Inc.                              6,104,800        137,296,952
----------------------------------------------------------------
 Verizon
 Communications, Inc.              4,829,710        170,585,357
                                                 --------------
                                                    451,962,309

----------------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 AT&T Wireless
 Services, Inc. 1                    4,408,000       37,996,960
----------------------------------------------------------------
 Nextel
 Communications,
 Inc., Cl. A 1                       4,254,300       82,022,904
                                                 --------------
                                                    120,019,864

----------------------------------------------------------------
 Utilities--2.0%
----------------------------------------------------------------
 Electric Utilities--1.7%
 Allegheny Energy, Inc.               48,800            452,376
----------------------------------------------------------------
 Ameren Corp.                        112,100          4,764,250
----------------------------------------------------------------
 American Electric
 Power Co., Inc.                     404,800         11,459,888
----------------------------------------------------------------
 Constellation Energy
 Group, Inc.                         503,100         18,307,809
----------------------------------------------------------------
 Dominion
 Resources, Inc.                     491,100         29,750,838
----------------------------------------------------------------
 Entergy Corp.                       253,400         13,290,830
----------------------------------------------------------------
 Exelon Corp.                      1,026,875         60,482,938
----------------------------------------------------------------
 FirstEnergy Corp.                   574,200         16,801,092
----------------------------------------------------------------
 FPL Group, Inc.                     389,700         24,106,842
----------------------------------------------------------------
 Progress Energy, Inc.,
 Contingent Value
 Obligation 1,3                      700,000             84,000
----------------------------------------------------------------
 Puget Energy, Inc.                   18,800            409,840
----------------------------------------------------------------
 Southern Co.                        343,800          9,757,044
----------------------------------------------------------------
 Texas Genco
 Holdings, Inc.                       11,420            279,790
----------------------------------------------------------------
 Wisconsin Energy
 Corp.                               313,700          9,141,218
                                                 --------------
                                                    199,088,755


                          18 | OPPENHEIMER STREET FUND

                                                   Market Value
                                      Shares         See Note 1
----------------------------------------------------------------
 Gas Utilities--0.1%
 Kinder Morgan
 Management LLC                       61,521    $     2,294,733
----------------------------------------------------------------
 ONEOK, Inc.                         320,400          6,725,196
                                                ---------------
                                                      9,019,929

----------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.2%
 Equitable
 Resources, Inc.                      85,000          3,354,950
----------------------------------------------------------------
 Questar Corp.                        19,400            622,352
----------------------------------------------------------------
 Williams Cos.,
 Inc. (The)                        2,044,400         18,665,372
                                                ---------------
                                                     22,642,674
                                                ---------------
 Total Common Stocks
 (Cost $9,942,653,780)                           11,557,105,945

----------------------------------------------------------------
 Preferred Stocks--0.0%
 Wachovia Corp.,
 Dividend Equalization
 Preferred Shares
 (Cost $0)                           100,000                600

                                      Units
----------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Dime Bancorp, Inc.
 Wts., Exp. 1/2/10 1
 (Cost $0)                           500,000             80,000


                                   Principal       Market Value
                                      Amount         See Note 1
----------------------------------------------------------------
 Short-Term Notes--0.8%
 Crown Point Capital
 Co., 1.08%, 10/2/03             $40,000,000    $    39,962,800
----------------------------------------------------------------
 Neptune Funding Corp.:
 1.09%, 10/10/03                  25,000,000         24,970,479
 1.2%, 9/22/03                    23,610,000         23,594,988
                                                ---------------
 Total Short-Term Notes
 (Cost $88,528,267)                                  88,528,267

----------------------------------------------------------------
 Joint Repurchase Agreements--1.1%

 Undivided interest of 17.50% in joint repurchase
 agreement (Principal Amount/Market Value
 $754,227,000, with a maturity value of $754,311,641)
 with PaineWebber, Inc., 1.01%, dated 8/29/03, to be
 repurchased at $132,041,816 on 9/2/03, collateralized
 by Federal National Mortgage Assn., 5.50%, 6/1/33,
 with a value of $770,199,757
 (Cost $132,027,000)             132,027,000        132,027,000

----------------------------------------------------------------
 Total Investments,
 at Value
 (COST $10,163,209,047)                100.8%    11,777,741,812
----------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                           (0.8)       (93,189,617)
                                     ---------------------------
 Net Assets                            100.0%   $11,684,552,195
                                     ===========================



Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2003 amounts to $28,386,761. Transactions during the period in which the issuer was an affiliate are as follows:

                          Shares       Gross        Gross            Shares     Unrealized   Dividend      Realized
                 August 31, 2002   Additions   Reductions   August 31, 2003   Appreciation     Income   Gain (Loss)
--------------------------------------------------------------------------------------------------------------------
Stocks And/or Warrants
Esprit Exploration Ltd.
(formerly Canadian 88
Energy Corp.)*         6,539,500         --     1,179,500         5,360,000   $        --    $     --   $(2,119,384)
Frontier Oil Corp.     1,856,000         --        13,900         1,842,100    18,465,052     368,870       122,826
                                                                              --------------------------------------
                                                                              $18,465,052    $368,870   $(1,996,558)
                                                                              ======================================

   *No longer an affiliate as of August 31, 2003.

3. Identifies issues considered to be illiquid. See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                        19 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $10,153,287,338)                     $11,749,355,051
 Affiliated companies (cost $9,921,709)                                 28,386,761
                                                                   ----------------
                                                                    11,777,741,812
-----------------------------------------------------------------------------------
 Cash                                                                    4,805,478
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       88,532,586
 Interest and dividends                                                 16,708,880
 Shares of capital stock sold                                            8,479,145
 Other                                                                     345,541
                                                                   ----------------
 Total assets                                                       11,896,613,442

-----------------------------------------------------------------------------------
 Liabilities
 Unrealized depreciation on foreign currency contracts                      22,153
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                 187,210,565
 Shares of capital stock redeemed                                       15,763,560
 Distribution and service plan fees                                      4,654,495
 Transfer and shareholder servicing agent fees                           2,523,104
 Shareholder reports                                                     1,577,670
 Directors' compensation                                                    25,448
 Other                                                                     284,252
                                                                   ----------------
 Total liabilities                                                     212,061,247

-----------------------------------------------------------------------------------
 Net Assets                                                        $11,684,552,195
                                                                   ================

-----------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of capital stock                              $     3,989,798
-----------------------------------------------------------------------------------
 Additional paid-in capital                                         12,662,938,593
-----------------------------------------------------------------------------------
 Undistributed net investment income                                    32,558,166
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                              (2,629,484,227)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies            1,614,549,865
                                                                   ----------------
 Net Assets                                                        $11,684,552,195
                                                                   ================





                        20 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $7,033,312,488 and 237,427,186 shares of capital stock outstanding)     $29.62
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                $31.43
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $2,941,765,408 and 102,579,121 shares of capital stock outstanding)     $28.68
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,188,825,749 and 41,434,632 shares of capital stock outstanding)      $28.69
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $79,188,488 and 2,699,787 shares of capital stock outstanding)          $29.33
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $441,460,062 and 14,839,060 shares of capital stock
 outstanding)                                                            $29.75



 See accompanying Notes to Financial Statements.



                        21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2003


-----------------------------------------------------------------------------------
 Investment Income
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes
   of $509,918)                                                       $193,414,338
 Affiliated companies                                                      368,870
-----------------------------------------------------------------------------------
 Interest                                                                2,651,896
                                                                     --------------
 Total investment income                                               196,435,104

-----------------------------------------------------------------------------------
 Expenses
 Management fees                                                        48,873,062
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                15,475,586
 Class B                                                                29,662,203
 Class C                                                                11,111,558
 Class N                                                                   304,261
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                14,651,680
 Class B                                                                 9,413,896
 Class C                                                                 2,829,243
 Class N                                                                   148,999
 Class Y                                                                   911,857
-----------------------------------------------------------------------------------
 Shareholder reports                                                     2,519,194
-----------------------------------------------------------------------------------
 Directors' compensation                                                   241,844
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                               240,816
-----------------------------------------------------------------------------------
 Other                                                                     709,066
                                                                     --------------
 Total expenses                                                        137,093,265
 Less reduction to custodian expenses                                      (22,227)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Class N                                                     (32,892)
 Less voluntary waiver of transfer and shareholder servicing
   agent fees--Class Y                                                    (108,367)
                                                                     --------------
 Net expenses                                                          136,929,779

-----------------------------------------------------------------------------------
 Net Investment Income                                                  59,505,325

-----------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on:
 Investments:
   Unaffiliated companies                                             (851,998,285)
   Affiliated companies                                                 (1,996,558)
 Foreign currency transactions                                            (198,153)
                                                                     --------------
 Net realized loss                                                    (854,192,996)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                         1,465,584,406
 Translation of assets and liabilities denominated in
   foreign currencies                                                    9,544,294
                                                                     --------------
 Net change in unrealized appreciation                               1,475,128,700


-----------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                $ 680,441,029
                                                                     ==============


 See accompanying Notes to Financial Statements.




                        22 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS



 Year Ended August 31,                                          2003               2002
----------------------------------------------------------------------------------------
 Operations
 Net investment income                               $    59,505,325    $    24,095,867
----------------------------------------------------------------------------------------
 Net realized loss                                      (854,192,996)    (1,063,797,316)
----------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)  1,475,128,700       (813,793,592)
                                                     -----------------------------------
 Net increase (decrease) in net assets resulting
  from operations                                        680,441,029     (1,853,495,041)

----------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                 (44,773,361)       (15,028,867)
 Class B                                                          --                 --
 Class C                                                          --                 --
 Class N                                                    (497,131)           (58,345)
 Class Y                                                  (1,922,959)          (828,141)
----------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                          --        (12,132,399)
 Class B                                                          --         (8,545,003)
 Class C                                                          --         (2,567,066)
 Class N                                                          --            (25,114)
 Class Y                                                          --           (369,634)

----------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                 178,709,918        148,547,544
 Class B                                                (700,117,179)    (1,269,705,682)
 Class C                                                 (72,176,143)      (160,436,307)
 Class N                                                  29,863,069         41,677,838
 Class Y                                                 192,963,219         34,202,372

----------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                               262,490,462     (3,098,763,845)
----------------------------------------------------------------------------------------
 Beginning of period                                  11,422,061,733     14,520,825,578
                                                     ----------------------------------
 End of period [including undistributed net
   investment income of $32,558,166 and
   $20,383,192, respectively]                        $11,684,552,195    $11,422,061,733
                                                     ===================================



 See accompanying Notes to Financial Statements.



                        23 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS


 Class A    Year Ended August 31,                 2003        2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period           $27.90       $32.15       $45.41       $42.89       $32.32
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .22          .16          .14          .21          .19
 Net realized and unrealized gain (loss)          1.69        (4.29)      (11.18)        6.79        12.03
                                                ------------------------------------------------------------
 Total from investment operations                 1.91        (4.13)      (11.04)        7.00        12.22
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.19)        (.07)        (.12)          --         (.15)
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                                ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.19)        (.12)       (2.22)       (4.48)       (1.65)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.62       $27.90       $32.15       $45.41       $42.89
                                                ============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.93%      (12.90)%     (24.85)%      17.74%       38.62%


------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $7,033,312   $6,443,983   $7,320,747   $9,264,943   $7,723,607
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $6,310,359   $7,203,226   $7,954,409   $8,428,173   $6,721,568
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.87%        0.52%        0.47%        0.54%        0.50%
 Total expenses                                   0.97% 3      0.99% 3      0.86% 3      0.90% 3      0.91% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                        24 | OPPENHEIMER MAIN STREET FUND

 Class B    Year Ended August 31,                 2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $27.04       $31.34       $44.50       $42.42       $32.07
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                              (.13)        (.20)        (.13)        (.08)        (.08)
 Net realized and unrealized gain (loss)          1.77        (4.05)      (10.93)        6.64        11.93
                                               -------------------------------------------------------------
 Total from investment operations                 1.64        (4.25)      (11.06)        6.56        11.85
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --           --           --           --           --
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                               -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --         (.05)       (2.10)       (4.48)       (1.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $28.68       $27.04       $31.34       $44.50       $42.42
                                               =============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.06%      (13.58)%     (25.39)%      16.84%       37.62%

------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $2,941,765   $3,510,800   $5,404,510   $8,367,040   $7,072,718
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $2,964,666   $4,607,653   $6,630,335   $7,628,232   $5,930,303
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     0.04%       (0.25)%      (0.29)%      (0.22)%      (0.26)%
 Total expenses                                   1.81% 3      1.75% 3      1.61% 3      1.66% 3      1.66% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                        25 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C   Year Ended August 31,                  2003         2002         2001         2000         1999
------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period          $ 27.03      $ 31.33      $ 44.50      $ 42.41      $ 32.07
------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       --         (.11)        (.11)        (.08)        (.09)
 Net realized and unrealized gain (loss)          1.66        (4.14)      (10.96)        6.65        11.93
                                               -------------------------------------------------------------
 Total from investment operations                 1.66        (4.25)      (11.07)        6.57        11.84
------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --           --           --           --           --
 Distributions from net realized gain               --         (.05)       (2.10)       (4.48)       (1.50)
                                               -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --         (.05)       (2.10)       (4.48)       (1.50)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $28.69       $27.03       $31.33       $44.50       $42.41
                                               =============================================================

------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               6.14%      (13.58)%     (25.42)%      16.87%       37.59%


------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $1,188,826   $1,198,517   $1,562,452   $2,213,568   $1,850,787
------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,111,131   $1,432,566   $1,825,540   $2,004,263   $1,583,189
------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     0.09%       (0.24)%      (0.29)%      (0.23)%      (0.25)%
 Total expenses                                   1.74% 3      1.75% 3      1.61% 3      1.67% 3      1.66% 3
------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            94%          78%          76%          73%          72%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


                        26 | OPPENHEIMER MAIN STREET FUND

 Class N    Year Ended August 31,                           2003      2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                    $ 27.72   $ 32.09   $ 34.36
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .20       .12       .02
 Net realized and unrealized gain (loss)                    1.65     (4.31)    (2.29)
                                                          -----------------------------
 Total from investment operations                           1.85     (4.19)    (2.27)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.24)     (.13)       --
 Distributions from net realized gain                         --      (.05)       --
                                                          -----------------------------
 Total dividends and/or distributions
 to shareholders                                            (.24)     (.18)       --
---------------------------------------------------------------------------------------
 Net asset value, end of period                           $29.33    $27.72    $32.09
                                                          =============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                         6.78%   (13.15)%   (6.61)%


---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $79,188   $43,464    $7,641
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $60,950   $28,141    $2,672
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      0.65%     0.28%     0.36%
 Total expenses                                             1.23%     1.24%     1.16%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                        1.18%      N/A 4     N/A 4
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      94%       78%       76%



1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                        27 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

 Class Y    Year Ended August 31                2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period         $28.02     $32.28     $45.64     $43.00     $32.38
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .11        .19        .17        .24        .24
 Net realized and unrealized gain (loss)        1.86      (4.28)    (11.22)      6.88      12.07
                                              ----------------------------------------------------
 Total from investment operations               1.97      (4.09)    (11.05)      7.12      12.31
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.24)      (.12)      (.21)        --       (.19)
 Distributions from net realized gain             --       (.05)     (2.10)     (4.48)     (1.50)
                                              ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                (.24)      (.17)     (2.31)     (4.48)     (1.69)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period               $29.75     $28.02     $32.28     $45.64     $43.00
                                              ====================================================

--------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1             7.11%    (12.74)%   (24.76)%    18.00%     38.84%

--------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $441,460   $225,298   $225,475   $260,289   $148,397
--------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $242,029   $227,835   $239,222   $205,586   $ 99,155
--------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          1.01%      0.74%      0.60%      0.77%      0.63%
 Total expenses                                 0.87%      0.92%      0.79% 3    0.66%      0.77%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             0.83%      0.78%      0.73%       N/A 4      N/A 4
--------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          94%        78%        76%        73%        72%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.




                        28 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Main Street Fund (the Fund) which operated under the name Oppenheimer Main Street Growth & Income Fund through April 29, 2003 is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                        29 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued


-------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.





                        30 | OPPENHEIMER MAIN STREET FUND

                                                                  Net Unrealized
                                                                    Appreciation
    Undistributed  Undistributed             Accumulated        Based on Cost of
    Net Investment     Long-Term                    Loss  Securities for Federal
    Income                  Gain      Carryforward 1,2,3     Income Tax Purposes
    ----------------------------------------------------------------------------
    $32,558,168              $--          $2,510,947,515          $1,496,013,151

 1. As of August 31, 2003, the Fund had $2,167,036,018 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2010    $  878,523,150
                              2011     1,288,512,868
                                      --------------
                              Total   $2,167,036,018
                                      ==============

 2. During the fiscal years ended August 31, 2003 and August 31, 2002, the Fund did not utilize any capital loss carryforwards.

 3. As of August 31, 2003, the Fund had $343,911,497 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2003. Net assets of the Fund were unaffected by the reclassifications.


                 From                                               Net
                 Ordinary           From     Tax Return      Investment
                 Income             Loss     of Capital            Loss
                 ------------------------------------------------------
                 $136,900       $148,340            $--             $--

 The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:


                                           Year Ended        Year Ended
                                      August 31, 2003   August 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $47,193,451       $15,915,353
                 Long-term capital gain            --        23,639,216
                                          -----------------------------
                 Total                    $47,193,451       $39,554,569
                                          =============================

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of August 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.




                        31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued

-------------------------------------------------------------------------------
1. Significant Accounting Policies Continued

                Federal tax cost              $10,281,745,761
                                              ===============
                Gross unrealized appreciation $ 1,723,222,016
                Gross unrealized depreciation    (227,208,865)
                                              ---------------
                Net unrealized appreciation   $ 1,496,013,151
                                              ===============

-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
-------------------------------------------------------------------------------
2. Shares of Capital Stock
The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                           Year Ended August 31, 2003     Year Ended August 31, 2002
                               Shares          Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class A
Sold                       57,515,190  $1,539,439,975     57,015,786  $1,776,402,610
Dividends and/or
distributions reinvested    1,539,850      40,960,045        761,969      24,779,385
Redeemed                  (52,631,425) (1,401,690,102)   (54,472,499) (1,652,634,451)
                          -----------------------------------------------------------
Net increase                6,423,615  $  178,709,918      3,305,256  $  148,547,544
                          ===========================================================




                        32 | OPPENHEIMER MAIN STREET FUND

                            YEAR ENDED AUGUST 31, 2003     YEAR ENDED AUGUST 31, 2002
                                SHARES          AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------
 Class B
 Sold                       13,771,522  $  359,570,385    16,064,824  $   486,429,385
 Dividends and/or
 distributions reinvested           --              --       241,561        7,655,080
 Redeemed                  (41,047,235) (1,059,687,564)  (58,925,314)  (1,763,790,147)
                           ------------------------------------------------------------
 Net decrease              (27,275,713) $ (700,117,179)  (42,618,929) $(1,269,705,682)
                           ============================================================

---------------------------------------------------------------------------------------
 Class C
 Sold                        6,240,812  $  163,131,858     5,601,281  $   168,931,421
 Dividends and/or
 distributions reinvested           --              --        66,833        2,117,929
 Redeemed                   (9,141,515)   (235,308,001)  (11,204,768)    (331,485,657)
                           ------------------------------------------------------------
 Net decrease               (2,900,703) $  (72,176,143)   (5,536,654) $  (160,436,307)
                           ============================================================

---------------------------------------------------------------------------------------
 Class N
 Sold                        1,754,034  $   46,435,446     1,587,930  $    49,389,515
 Dividends and/or
 distributions reinvested       18,620         491,777         2,577           83,453
 Redeemed                     (640,941)    (17,064,154)     (260,531)      (7,795,130)
                           ------------------------------------------------------------
 Net increase                1,131,713  $   29,863,069     1,329,976  $    41,677,838
                           ============================================================

---------------------------------------------------------------------------------------
 Class Y
 Sold                        9,608,142  $  268,159,273     3,654,159  $   113,685,089
 Dividends and/or
 distributions reinvested       71,957       1,919,814        36,629        1,194,830
 Redeemed                   (2,880,960)    (77,115,868)   (2,635,983)     (80,677,547)
                           ------------------------------------------------------------
 Net increase                6,799,139  $  192,963,219     1,054,805  $    34,202,372
                           ============================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2003, were $9,877,462,609 and $10,136,574,625, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2003, the Fund paid $29,017,305 to OFS for services to the Fund.



                        33 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate       Class A   Concessions   Concessions   Concessions   Concessions
                   Front-End     Front-End    on Class A    on Class B    on Class C    on Class N
               Sales Charges Sales Charges        Shares        Shares        Shares        Shares
                  on Class A   Retained by   Advanced by   Advanced by   Advanced by   Advanced by
 Year Ended           Shares   Distributor Distributor 1 Distributor 1 Distributor 1 Distributor 1
--------------------------------------------------------------------------------------------------
 August 31, 2003 $10,218,529    $2,221,821    $1,365,250   $10,340,993    $1,196,635      $318,612

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
                         Retained by   Retained by    Retained by    Retained by
 Year Ended              Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 August 31, 2003             $97,262    $9,770,325       $105,288       $203,096

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended August 31, 2003, expense under the Class A Plan totaled $15,475,586, all of which were paid by the Distributor to recipients, which included $77,240 retained by the Distributor and $798,036 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


                        34 | OPPENHEIMER MAIN STREET FUND

Distribution fees paid to the Distributor for the year ended August 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                   Total Payments  Amount Retained      Expenses  of Net Assets
                       Under Plan   by Distributor    Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan         $29,662,203      $22,824,617   $58,890,804           2.00%
 Class C Plan          11,111,558        1,394,946    26,170,296           2.20
 Class N Plan             304,261          251,563     1,434,972           1.81


--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of August 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                           Expiration  Contract Amount     Valuation as of    Unrealized
Contract Description            Dates           (000s)     August 31, 2003  Depreciation
-----------------------------------------------------------------------------------------
Contracts to Sell
Canadian Dollar [CAD]   9/2/03-9/3/03            3,843CAD       $2,770,602       $22,153


--------------------------------------------------------------------------------
6. Illiquid Securities
As of August 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of August 31, 2003 was $84,000.


                        35 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at August 31, 2003.


                        36 | OPPENHEIMER MAIN STREET FUND

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Oppenheimer Main Street Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 September 22, 2003



                        37 | OPPENHEIMER MAIN STREET FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends of $0.1926, $0.2414 and $0.2353 per share were paid to Class A, Class N and Class Y shareholders, respectively, on December 6, 2002, all of which was designated as "ordinary income" for federal income tax purposes.
   Dividends paid by the Fund during the fiscal year ended August 31, 2003 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
   A portion of the dividends paid by the Fund during the fiscal year ended August 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $194,293,126 of the Fund's fiscal year taxable income is eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                        38 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited


--------------------------------------------------------------------------------------
Name, Position(s) Held with         Principal Occupation(s) During Past 5 Years; Other
Fund, Length of Service, Age        Trusteeships/Directorships Held by Trustee; Number
                                    of Portfolios in Fund Complex Currently Overseen
                                    by Director

INDEPENDENT                         The address of each Director in the chart below is
DIRECTORS                           6803 S. Tucson Way, Centennial, CO 80112-3924.
                                    Each Director Serves for an indefinite term, until
                                    his or her resignation, retirement, death or
                                    removal.

James C. Swain,                     Formerly, Chief Executive Officer (until August
Chairman and Director               27, 2002) of the Board II Funds, Vice Chairman
(since 1998)                        (until January 2, 2002) of the Manager and
Age: 69                             President and a director (until 1997) of
                                    Centennial Asset Management Corporation (a
                                    wholly-owned investment advisory subsidiary of the
                                    Manager). Oversees 43 portfolios in the
                                    OppenheimerFunds complex.

William L. Armstrong,               Chairman of the following private mortgage banking
Vice Chairman and Director          companies: Cherry Creek Mortgage Company (since
(since 1999)                        1991), Centennial State Mortgage Company (since
Age: 66                             1994), The El Paso Mortgage Company (since 1993),
                                    Transland Financial Services, Inc. (since 1997);
                                    Chairman of the following private companies: Great
                                    Frontier Insurance (insurance agency) (since
                                    1995), Ambassador Media Corporation and Broadway
                                    Ventures (since 1984); a director of the following
                                    public companies: Helmerich & Payne, Inc. (oil and
                                    gas drilling/production company) (since 1992) and
                                    UNUMProvident (insurance company) (since 1991).
                                    Mr. Armstrong is also a Director/Trustee of Campus
                                    Crusade for Christ and the Bradley Foundation.
                                    Formerly a director of the following: Storage
                                    Technology Corporation (a publicly-held computer
                                    equipment company) (1991-February 2003), and
                                    International Family Entertainment (television
                                    channel) (1992-1997), Frontier Real Estate, Inc.
                                    (residential real estate brokerage) (1994-1999),
                                    and Frontier Title (title insurance agency)
                                    (1995-June 1999); a U.S. Senator (January
                                    1979-January 1991). Oversees 43 portfolios in the
                                    OppenheimerFunds complex.

Robert G. Avis,                     Formerly, Director and President of A.G. Edwards
Director (since 1993)               Capital, Inc. (General Partner of private equity
Age: 72                             funds) (until February 2001); Chairman, President
                                    and Chief Executive Officer of A.G. Edwards
                                    Capital, Inc. (until March 2000); Vice Chairman
                                    and Director of A.G. Edwards, Inc. and Vice
                                    Chairman of A.G. Edwards & Sons, Inc. (its
                                    brokerage company subsidiary) (until March 1999);
                                    Chairman of A.G. Edwards Trust Company and A.G.E.
                                    Asset Management (investment advisor) (until March
                                    1999); and a Director (until March 2000) of A.G.
                                    Edwards & Sons and A.G. Edwards Trust Company.
                                    Oversees 43 portfolios in the OppenheimerFunds
                                    complex.

George C. Bowen,                    Formerly (until April 1999): Senior Vice President
Director (since 1997)               (from September 1987) and Treasurer (from March
Age: 66                             1985) of the Manager; Vice President (from June
                                    1983) and Treasurer (since March 1985) of
                                    OppenheimerFunds Distributor, Inc. (a subsidiary
                                    of the Manager); Senior Vice President (since
                                    February 1992), Treasurer (since July 1991)
                                    Assistant Secretary and a director (since December
                                    1991) of the Centennial Asset Management
                                    Corporation; Vice President (since October 1989)
                                    and Treasurer (since April 1986) of HarbourView
                                    Asset Management Corporation (an investment
                                    advisory subsidiary of the Manager); President,
                                    Treasurer and a director (June 1989-January 1990)
                                    of Centennial Capital Corporation (an investment
                                    advisory subsidiary of the Manager); Vice
                                    President and Treasurer (since August 1978) and
                                    Secretary (since April 1981) of Shareholder
                                    Services, Inc. (a transfer agent subsidiary of the
                                    Manager); Vice President, Treasurer and Secretary
                                    (since November 1989) of Shareholder Financial
                                    Services, Inc. (a transfer agent subsidiary of the
                                    Manager); Assistant Treasurer (since March 1998)
                                    of Oppenheimer Acquisition Corp. (the Manager's
                                    parent corporation); Treasurer (since November
                                    1989) of Oppenheimer Partnership Holdings, Inc. (a
                                    holding company subsidiary of the Manager); Vice
                                    President and Treasurer (since July






                        39 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued


George C. Bowen,                    1996) of Oppenheimer Real Asset Management, Inc.
Continued                           (an investment advisory subsidiary of the
                                    Manager); Chief Executive Officer and director
                                    (since March 1996) of MultiSource Services, Inc.
                                    (a broker-dealer subsidiary of the Manager);
                                    Treasurer (since October 1997) of OppenheimerFunds
                                    International Ltd. and OppenheimerFunds plc
                                    (offshore fund management subsidiaries of the
                                    Manager). Oversees 43 portfolios in the
                                    OppenheimerFunds complex.

Edward L. Cameron,                  A member of The Life Guard of Mount Vernon, George
Director (since 1999)               Washington's home (since June 2000). Formerly
Age: 65                             (March 2001 - May 2002) Director of Genetic ID,
                                    Inc. and its subsidiaries (a privately held
                                    biotech company); a partner with
                                    PricewaterhouseCoopers LLP (from 1974-1999) (an
                                    accounting firm) and Chairman (from 1994-1998),
                                    Price Waterhouse LLP Global Investment Management
                                    Industry Services Group. Oversees 43 portfolios in
                                    the OppenheimerFunds complex.

Jon S. Fossel,                      Chairman and Director (since 1998) of Rocky
Director (since 1990)               Mountain Elk Foundation (a not-for-profit
Age: 61                             foundation); and a director (since October 1999)
                                    of P.R. Pharmaceuticals (a privately held company)
                                    and UNUMProvident (an insurance company) (since
                                    June 1, 2002). Formerly Chairman and a director
                                    (until October 1996) and President and Chief
                                    Executive Officer (until October 1995) of the
                                    Manager; President, Chief Executive Officer and a
                                    director of Oppenheimer Acquisition Corp.,
                                    Shareholders Services Inc. and Shareholder
                                    Financials Services, Inc. (until October 1995).
                                    Oversees 43 portfolios in the OppenheimerFunds
                                    complex.

Sam Freedman,                       Director of Colorado Uplift (a non-profit charity
Director (since 1996)               (since September 1984). Formerly (until October
Age: 62                             1994) Mr. Freedman held several positions in
                                    subsidiary or affiliated companies of the Manager.
                                    Oversees 43 portfolios in the OppenheimerFunds
                                    complex.

Beverly L. Hamilton,                Trustee (since 1996) of MassMutual Institutional
Director (since 2002)               Funds and of MML Series Investment Fund (open-end
Age: 56                             investment companies); Director of MML Services
                                    (since April 1987) and America Funds Emerging
                                    Markets Growth Fund (since October 1991) (both are
                                    investment companies), The California Endowment (a
                                    philanthropy organization) (since April 2002), and
                                    Community Hospital of Monterey Peninsula, (since
                                    February 2002); a trustee (since February 2000) of
                                    Monterey International Studies (an educational
                                    organization), and an advisor to Unilever
                                    (Holland)'s pension fund and to Credit Suisse
                                    First Boston's Sprout venture capital unit. Mrs.
                                    Hamilton also is a member of the investment
                                    committees of the Rockefeller Foundation, the
                                    University of Michigan and Hartford Hospital.
                                    Formerly, President (February 1991-April 2000)
                                    ARCO Investment Management Company. Oversees 44
                                    portfolios in the OppenheimerFunds complex.

Robert J. Malone,                   Chairman and CEO (since August 2003) of Steele
Director (since 2002)               Street Bank (a commercial bank entity), Director
Age: 59                             (since 2001) of Jones Knowledge, Inc. (a privately
                                    held company), U.S. Exploration, Inc., (since
                                    1997), Colorado UpLIFT (a non-profit organization)
                                    (since 1986) and a trustee of the Gallagher Family
                                    Foundation (non-profit organization) (since 2000).
                                    Formerly, Chairman of U.S. Bank (a subsidiary of
                                    U.S. Bancorp and formerly Colorado National Bank)
                                    (July 1996-April 1, 1999) and a director of
                                    Commercial Assets, Inc. (a REIT) (1993-2000).
                                    Oversees 44 portfolios in the OppenheimerFunds
                                    complex.

F. William Marshall, Jr.,           Trustee (since 1996) of MassMutual Institutional
Director (since 2000)               Funds and of MML Series Investment Fund (open-end
Age: 61                             investment companies); Trustee (since 1987),
                                    Chairman of the Board (since 2003) and Chairman of
                                    the investment committee (since 1994) for the
                                    Worcester Polytech Institute; President and
                                    Treasurer (since






                        40 | OPPENHEIMER MAIN STREET FUND

F. William Marshall, Jr.,          January 1999) of the SIS Fund (a private not for
Continued                          profit charitable fund); Trustee (since 1995) of
                                   the Springfield Library and Museum Association;
                                   Trustee (since 1996) of the Community Music School
                                   of Springfield. Formerly, member of the investment
                                   committee of the Community Foundation of Western
                                   Massachusetts (1998 - 2003); Chairman (January
                                   1999-July 1999) of SIS & Family Bank, F.S.B.
                                   (formerly SIS Bank); President, Chief Executive
                                   Officer and Director (May 1993-December 1998) of
                                   SIS Bankcorp, Inc. and SIS Bank (formerly
                                   Springfield Institution for Savings) and Executive
                                   Vice President (January 1999-July 1999) of Peoples
                                   Heritage Financial Group, Inc. Oversees 43
                                   portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
INTERESTED DIRECTOR                The address of Mr. Murphy in the chart below is
AND OFFICER                        498 Seventh Avenue, New York, NY 10018. Mr. Murphy
                                   serves for an indefinite term, until his
                                   resignation, death or removal.

John V. Murphy,                    Chairman, Chief Executive Officer and director
President and Director             (since June 2001) and President (since September
(since October 2001)               2000) of the Manager; President and a director or
Age: 54                            trustee of other Oppenheimer funds; President and
                                   a director (since July 2001) of Oppenheimer
                                   Acquisition Corp. and of Oppenheimer Partnership
                                   Holdings, Inc.; a director (since November 2001)
                                   of OppenheimerFunds Distributor, Inc.; Chairman
                                   and a director (since July 2001) of Shareholder
                                   Services, Inc. and of Shareholder Financial
                                   Services, Inc.; President and a director (since
                                   July 2001) of OppenheimerFunds Legacy Program (a
                                   charitable trust program established by the
                                   Manager); a director of the following investment
                                   advisory subsidiaries of OppenheimerFunds, Inc.:
                                   OFI Institutional Asset Management, Inc. and
                                   Centennial Asset Management Corporation (since
                                   November 2001), HarbourView Asset Management
                                   Corporation and OFI Private Investments, Inc.
                                   (since July 2001); President (since November 1,
                                   2001) and a director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; a
                                   director (since November 2001) of Trinity
                                   Investment Management Corp. and Tremont Advisers,
                                   Inc. (investment advisory affiliates of the
                                   Manager); Executive Vice President (since February
                                   1997) of Massachusetts Mutual Life Insurance
                                   Company (the Manager's parent company); a director
                                   (since June 1995) of DLB Acquisition Corporation
                                   (a holding company that owns shares of David L.
                                   Babson & Company, Inc.); formerly, Chief Operating
                                   Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November
                                   2001) of MML Series Investment Fund and MassMutual
                                   Institutional Funds (open-end investment
                                   companies); a director (September 1999-August
                                   2000) of C.M. Life Insurance Company; President,
                                   Chief Executive Officer and director (September
                                   1999-August 2000) of MML Bay State Life Insurance
                                   Company; a director (June 1989-June 1998) of
                                   Emerald Isle Bancorp and Hibernia Savings Bank (a
                                   wholly-owned subsidiary of Emerald Isle Bancorp).
                                   Oversees 75 portfolios in the OppenheimerFunds
                                   complex.






                        41 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued

-------------------------------------------------------------------------------------
OFFICERS                           The address of the Officers in the chart below is
                                   as follows: for Messrs. Albers, Monoyios and Zack,
                                   498 Seventh Avenue, New York, NY 10018, for Mr.
                                   Wixted, 6803 S. Tucson Way, Centennial, CO
                                   80112-3924. Each officer serves for an annual term
                                   or until his or her earlier resignation, death or
                                   removal.

Charles Albers,                    Senior Vice President (since April 1998) of the
Vice President (since 1998)        Manager; a Certified Financial Analyst; an officer
Age: 62                            of 6 portfolios in the OppenheimerFunds complex;
                                   formerly a Vice President and portfolio manager
                                   for Guardian Investor Services, the investment
                                   management subsidiary of The Guardian Life
                                   Insurance Company (1972 - April 1998).

Nikolaos D. Monoyios,              Vice President of the Manager (since April 1998);
Vice President (since 1998)        an officer of 4 portfolios in the OppenheimerFunds
Age: 54                            complex; a Certified Financial Analyst; formerly a
                                   Vice President and portfolio manager for Guardian
                                   Investor Services, the investment management
                                   subsidiary of The Guardian Life Insurance Company
                                   (1979 - March 1998).

Brian W. Wixted,                   Senior Vice President and Treasurer (since March
Treasurer (since 1999)             1999) of the Manager; Treasurer (since March 1999)
Age: 43                            of HarbourView Asset Management Corporation,
                                   Shareholder Services, Inc., Oppenheimer Real Asset
                                   Management Corporation, Shareholder Financial
                                   Services, Inc., Oppenheimer Partnership Holdings,
                                   Inc., OFI Private Investments, Inc. (since March
                                   2000), OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (offshore fund management
                                   subsidiaries of the Manager) (since May 2000) and
                                   OFI Institutional Asset Management, Inc. (since
                                   November 2000); Treasurer and Chief Financial
                                   Officer (since May 2000) of Oppenheimer Trust
                                   Company (a trust company subsidiary of the
                                   Manager); Assistant Treasurer (since March 1999)
                                   of Oppenheimer Acquisition Corp. and
                                   OppenheimerFunds Legacy Program (since April
                                   2000); formerly Principal and Chief Operating
                                   Officer (March 1995-March 1999), Bankers Trust
                                   Company-Mutual Fund Services Division. An officer
                                   of 91 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                    General Counsel (since November 2001) of the
Vice President & Secretary         Manager; Senior Vice President (since May 1985)
(since 2001)                       and General Counsel (since February 2002) of
Age: 55                            OppenheimerFunds, Inc.; General Counsel and a
                                   director (since November 2001) of OppenheimerFunds
                                   Distributor, Inc.; Senior Vice President and
                                   General Counsel (since November 2001) of
                                   HarbourView Asset Management Corporation; Vice
                                   President and a director (since November 2000) of
                                   Oppenheimer Partnership Holdings, Inc.; Senior
                                   Vice President, General Counsel and a director
                                   (since November 2001) of Shareholder Services,
                                   Inc., Shareholder Financial Services, Inc., OFI
                                   Private Investments, Inc., Oppenheimer Trust
                                   Company and OFI Institutional Asset Management,
                                   Inc.; a director (since November 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Assistant
                                   Secretary and a director (since November 2001) of
                                   OppenheimerFunds International Ltd.; Vice
                                   President (since November 2001) of
                                   OppenheimerFunds Legacy Program; Secretary (since
                                   November 2001) of Oppenheimer Acquisition Corp.;
                                   formerly Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel
                                   (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial
                                   Services, Inc. (November 1989-November 2001);
                                   OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (October 1997-November 2001).
                                   An officer of 91 portfolios in the
                                   OppenheimerFunds complex.




The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request.



                        42 | OPPENHEIMER MAIN STREET FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Directors of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of August 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)